SCHEDULE OF STOCK OPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of shares, outstanding at beginning	168	268
Weighted average exercise price, outstanding at beginning	$ 10,290.60	$ 6,669.00
Weighted average grant date fair value, outstanding at beginning	$ 13,899.60	$ 8,067.60
Weighted average remaining contractual term, outstanding balance	2 years 3 months 18 days	3 years 4 months 24 days	4 years 1 month 6 days
Aggregate intrinsic value, outstanding at beginning
Number of shares, granted
Weighted average exercise price, granted
Weighted average grant date fair value, granted
Number of shares, forfeited	(40)	(100)
Weighted average exercise price, forfeited	$ 7,083.00	$ 552.60
Weighted average grant date fair value, forfeited	$ 9,723.60	$ 464.40
Number of shares, outstanding at end	128	168	268
Weighted average exercise price, outstanding at end	$ 11,298.60	$ 10,290.60	$ 6,669.00
Weighted average grant date fair value, exercisable	$ 15,211.80	$ 13,899.60	$ 8,067.60
Aggregate intrinsic value, outstanding at end
Exercisable shares at end	124
Exercisable weighted average price at end	$ 11,669.04
Weighted average grant date fair value, exercisable	$ 15,722.40
Weighted average remaining contractual term, exercisable	2 years
Aggregate intrinsic value, exercisable